Financial Assets at Fair Value through Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through other comprehensive income [Abstract]
Financial Assets At Fair Value Through Other Comprehensive Income
10.	Financial Assets at Fair Value through Other Comprehensive Income

(1)	Changes in financial assets at fair value through other comprehensive income for the years ended December 31, 2019 and 2020 are as follows:

		2019
		Beginning balance	Acquisition	Disposal	Valuation	Others	Ending balance
		In millions of won
Listed	￦	210,055	—	—	(11,734)	2,880	201,201
Unlisted		189,439	1,876	(19,315)	3,715	2,254	177,969

		399,494	1,876	(19,315)	(8,019)	5,134	379,170

Current financial assets at fair value through other comprehensive income	￦	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income		399,494	1,876	(19,315)	(8,019)	5,134	379,170

		2020
		Beginning balance	Acquisition	Disposal	Valuation	Others	Ending balance
		In millions of won
Listed	￦	201,201	—	(4)	(7,809)	1,281	194,669
Unlisted		177,969	2,900	(1)	(23,128)	6,150	163,890

		379,170	2,900	(5)	(30,937)	7,431	358,559

Current financial assets at fair value through other comprehensive income	￦	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income		379,170	2,900	(5)	(30,937)	7,431	358,559

(2)	Financial assets at fair value through other comprehensive income as of December 31, 2019 and 2020 are as follows:

	2019
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	107,090	107,090
Ssangyong Motor Co., Ltd.	38,568	0.03%		428	80	80
SM Korea Line Corp.	18	0.00%		1	—	—
Namkwang Engineering & Construction Co., Ltd.	121	0.00%		15	1	1
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
Elcomtec Co., Ltd.	32,875	0.04%		217	52	52
Pan Ocean Co., Ltd.	1,492	0.00%		14	7	7
Dongbu Corp.	955	0.00%		12	8	8
KSP Co., Ltd.	22,539	0.06%		24	40	40
STX Heavy Industries Co., Ltd.	8,639	0.03%		213	26	26
Codes Combine Co., Ltd.	291	0.00%		1	1	1
PT Adaro Energy Tbk	480,000,000	1.50%		65,028	62,026	62,026
Energy Fuels Inc.	1,711,814	1.91%		16,819	3,764	3,764
Bunji Corporation Limited	99,763	0.07%		18,445	—	—
Denison Mines Corp.	58,284,000	10.42%		84,134	27,903	27,903
Fission 3.0	75,000	0.14%		—	5	5
Fission Uranium Corp.	800,000	0.16%		785	199	199

				359,339	201,202	201,202

Unlisted(*1)
Intellectual Discovery Co., Ltd.	1,000,000	6.00%	￦	5,000	954	954
Hwan Young Steel Co., Ltd.	10,916	0.14%		1,092	97	97
Sambo Auto . Co., Ltd.	15,066	0.02%		38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3
Miju Steel Mfg. Co., Ltd.	1,097	0.23%		50	50	50
Sungwon Co., Ltd.	117	0.07%		15	15	15
Hana Civil Engineering Co., Ltd.	23	0.00%		1	1	1
KC Development Co., Ltd.	839	0.02%		6	6	6
Imhwa Corp.	329	0.11%		5	5	5
Dalim Special Vehicle Co., Ltd.	58	0.08%		10	10	10
ASA Jeonju Co., Ltd.	34,846	1.34%		697	69	69
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
Sungkwang Timber Co., Ltd.	3	0.08%		5	5	5
Yongbo Co., Ltd.	61	0.20%		3	3	3
HJ Steel Co., Ltd.	218	0.07%		2	2	2
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	35
Pyungsan SI Co., Ltd.	434	0.01%		9	9	9
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8
AJS Co., Ltd.	12,906	0.23%		32	32	32

	2019
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
MSE Co., Ltd.	429	0.13%	￦	9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Youngjin Hi-Tech Co., Ltd.	2,512	0.25%		126	21	21
Buyoung Co., Ltd.	270	0.00%		3	3	3
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Dongyang Telecom Co., Ltd.	1,760	0.01%		11	11	11
Jongwon Remicon Co., Ltd.	31	0.18%		13	13	13
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	27	27
Seungri Enterprise Co., Ltd.	93	0.05%		3	3	3
Onggane Food Co., Ltd	5	0.07%		1	1	1
Shin-E P&C Co., Ltd.	1,569	0.64%		111	3	3
Ejung Ad Co., Ltd.	132	0.09%		3	3	3
Solvus Co., Ltd.	1,056	0.04%		3	3	3
Myung Co., Ltd.	89	0.05%		2	2	2
Shinil Engineering Co., Ltd.	887	0.06%		3	3	3
Biwang Industry Co., Ltd	406	0.04%		2	2	2
Young Sung Co., Ltd.	89	0.40%		27	27	27
Yuil Industrial Electronics Co., Ltd.	804	0.32%		16	16	16
DN Tek Inc.	12,401	0.29%		62	6	6
Woojin Industry Corporation	3	0.00%		16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%		7	7	7
Futech Mold Co., Ltd.	274	0.27%		14	14	14
Woojoo Environment Ind. Co., Ltd.	101	0.11%		13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%		22	22	22
Kolmar Pharma Co., Ltd.	1,426	0.01%		52	3	3
Morado Co., Ltd.	209	0.04%		2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%		2	2	2
Kwang Sung Co., Ltd.	610	0.53%		31	31	31
Seen Business and Technology co., Ltd.	29,424	0.73%		147	7	7
Woobang Construction Co., Ltd.	8	0.00%		8	8	8
Shin Pyung Co., Ltd.	6	0.03%		3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%		27	2	2
Najin Steel Co., Ltd.	37	0.06%		5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%		5	5	5
Elephant & Friends Co., Ltd.	563	0.61%		3	3	3
Mireco Co., Ltd.	109	0.25%		11	11	11
L&K Industry Co., Ltd.	1,615	0.60%		24	24	24
JO Tech Co., Ltd.	1,263	0.62%		25	25	25
Kendae Printing Co., Ltd.	422	0.60%		21	21	21
Dauning Co., Ltd.	231	0.41%		6	6	6
Korea Trecision Co., Ltd.	22	0.45%		5	5	5
Ace Track Co., Ltd.	3,130	1.08%		219	59	59

	2019
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Yoo-A Construction Co., Ltd.	105	0.20%	￦	11	11	11
Dung Hwan Co., Ltd.	531	0.02%		5	5	5
Hurim Biocell Co., Ltd.	1,021	0.00%		5	5	5
Smart Power Co., Ltd.	133,333	4.14%		200	200	200
Sunjin Power Tech Co., Ltd.	4,941	0.92%		247	32	32
Haseung Industries Co.,Ltd.	55	0.62%		28	28	28
Beer Yeast Korea Inc.	1,388	0.43%		7	7	7
B Con Co., Ltd.	96	1.16%		6	6	6
Ace Integration Co., Ltd	105	0.09%		23	23	23
AceInti Agricultural Co., Ltd.	16	0.02%		5	5	5
KyungDong Co., Ltd.	130	0.01%		1	1	1
ChunWon Development Co., Ltd.	193	0.19%		39	39	39
SungLim Industrial Co., Ltd.	29	0.03%		1	1	1
Korea Minerals Co., Ltd.	191	0.05%		135	1	1
HyoDong Development Co., Ltd.	128	0.15%		25	25	25
Haspe Tech Co., Ltd.	652	0.55%		20	20	20
JoHyun Co., Ltd.	350	1.56%		18	18	18
KC Co., Ltd.	5,107	0.17%		26	26	26
SeongJi Industrial Co.,Ltd.	41	0.05%		1	1	1
Dong Yang Metal Co., Ltd.	2,951	1.97%		161	148	148
Seyang Precision Ind.Co., Ltd.	829	0.23%		41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%		1	1	1
ShinShin Co., Ltd	339	1.12%		17	17	17
Sung Kwang Co., Ltd.	23	0.37%		6	6	6
Shinheung petrol. Co., Ltd.	699	0.14%		35	35	35
Force Tec Co., Ltd.	3,501	0.02%		18	18	18
Samsung Tech Co., Ltd.	486	1.28%		97	36	36
Tae Hyung Co., Ltd.	28	0.43%		20	20	20
Younil Metal Co., Ltd.	41	0.21%		21	21	21
Hankook Precision Ind Co., Ltd.	110	0.06%		11	3	3
Borneo International Furniture Co., Ltd.	4,000	0.16%		97	13	13
CJ Paradise Co.,Ltd	24	0.02%		12	12	12
Han Young Technology Company Co.,Ltd.	35	0.00%		—	—	—
STX Offshore & Shipbuilding Co., Ltd.	8,622	0.25%		1,078	1,078	1,078
Ptotronics Co., Ltd.	843	0.42%		84	6	6
NFT Co., Ltd.	136	0.40%		8	8	8
Echoroba Co.,Ltd.	157	0.02%		3	3	3
Hyundaitech Co.,Ltd.	1,363	0.87%		27	27	27
Dasan Material Co., Ltd.	29	0.04%		22	22	22
Fish World Co.,Ltd.	47	0.21%		2	2	2
SG Shinsung Engineering and Construction Co., Ltd.	10	0.00%		6	6	6
Samdo Industry Electric Co.,Ltd.	48	0.02%		1	1	1
Taejung Industries Co.,Ltd.	9,268	0.30%		5	5	5

	2019
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Shinsei Trading Co., Ltd.	64	0.72%	￦	6	6	6
Dynamic Co., Ltd.	111	0.19%		3	3	3
Green Alchemy Co.,Ltd.	38,202	1.48%		191	17	17
Youone TBM Engineering & Construction Co., Ltd.	615	0.27%		31	31	31
KM Leatech Co., Ltd.	1,648	0.98%		8	8	8
Semist Co.,Ltd.	555	0.80%		3	3	3
Sewon Bus Co.,Ltd	12	0.00%		—	—	—
Enertec Co., Ltd.	7,937	0.19%		44	44	44
Sangji Co., Ltd.	20	0.26%		4	4	4
Bellie Doughnuts Co., Ltd.	64	0.07%		4	4	4
Possbell Engineering Co., Ltd.	36	0.64%		1	1	1
Airtech Information communication Co., Ltd	2,379	0.60%		12	12	12
Shin kwang Industrial Co., Ltd.	884	0.35%		55	55	55
Kiscom Co., Ltd.	1,493	0.04%		1	1	1
Wonil laser Co., Ltd	157	0.37%		16	16	16
Pyung Hwa Industrial Co.,Ltd.	3,388	3.00%		85	85	85
PT. Kedap Saayq	671	10.00%		18,540	—	—
Set Holding(*2)	1,100,220	2.50%		229,255	166,863	166,863
PT. Cirebon Energi Prasarana	22,420	10.00%		2,612	2,596	2,596
Choheung packing Co.,Ltd.	61	0.13%		12	12	12
Jaewoo Co., Ltd.	359	0.24%		11	11	11
Wooyang HC Co., Ltd	1,375	0.01%		159	159	159
Sungsan Parts Co., Ltd.	629	0.80%		63	63	63
KMT Co., Ltd.	1,411	0.93%		21	21	21
TheYeonriji Co., Ltd.	116	0.10%		6	6	6
Flusys Co., Ltd.	9	0.08%		2	2	2
DongSeo Electronics Co., Ltd.	323	0.07%		16	16	16
Daewoo Display Co., Ltd.	177	0.03%		5	5	5
Yeong-gwang Remicon Co., Ltd.	15	0.12%		2	2	2
NTS Co., Ltd.	143	0.22%		36	36	36
AID Co., Ltd.	1,212	0.57%		36	36	36
Changwon Eco-friendly farming Corp.	3	0.01%		—	—	—
Kumo Hitech Co., Ltd.	6,697	0.53%		100	100	100
Kyung Pyo Industry Co., Ltd.	186	0.76%		19	19	19
Daedong Industry Co., Ltd.	617	0.55%		46	46	46
Doosung Heavy Industries Co., Ltd.	53	0.06%		5	5	5
Samjoo Hightech Co., Ltd.	522	0.08%		3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%		51	51	51
SG Corp.	213	0.54%		21	21	21
Shinseung Chemical Industy Co., Ltd.	5	0.01%		60	60	60
KJ Alloy Co., Ltd.	368	0.20%		7	7	7
SM Hi-tech Co., Ltd.	22	0.39%		22	22	22
Keum Mun Industry Co., Ltd.	1,320	0.97%		330	56	56

	2019
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Puruen Environment Co., Ltd.	967	1.34%	￦	19	19	19
Miretech Co., Ltd.	9,111	0.27%		18	18	18
SIE Co., Ltd.	12	0.02%		1	1	1
Sejin Hightech Co., Ltd.	17,980	0.16%		18	18	18
Namcheong Corp.	7,096	0.28%		284	11	11
Eun Sung Enterprise Co.	1,131	0.72%		17	17	17
Dongdo Basalt Industry Co., Ltd.	182	1.50%		73	73	73
Shinyoung Textiles Co., Ltd.	523	1.01%		52	23	23
Bugook Cast Iron Co.	135	0.71%		14	14	14
Ilwoo Steel Co., Ltd.	41	0.28%		17	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%		81	81	81
Wongwang Door Corp.	575	1.00%		29	29	29
Seobu Highway Solar Co., Ltd.	19,460	10.00%		192	192	192
Dongbu Highway Solar Co., Ltd.	19,020	4.99%		192	192	192
Muan sunshine solar power plant	298,300	19.00%		1,492	1,492	1,492
mansu Co.,Ltd.	344	0.25%		15	15	15
Eanskorea Co., Ltd.	39	0.05%		2	2	2
Youngdongseafood Co., Ltd.	165	0.33%		8	8	8
Hyunwoo Winstar Co., Ltd.	1	0.00%		—	—	—
Sehwa Diecasting Co., Ltd.	299	1.66%		44	44	44
Sungchang Tech Co., Ltd.	159	0.31%		10	10	10
Yuchang Industry Co., Ltd.	90	0.11%		5	5	5
Jeongpum Co., Ltd.	322	0.35%		16	16	16
Korea Steel Power Co., Ltd.	2,761	1.88%		55	55	55
DMC Co., Ltd.	5,831	0.02%		38	38	38
Amanex Co., Ltd.	10	0.02%		9	9	9
Dae-A Leisure Co., Ltd.	23	0.00%		4	4	4
Caffe Bene Co.,Ltd.	1,908	0.03%		2	2	2
Daechang HRSG Co.,Ltd.	618	0.12%		62	62	62
Shinjin International Corp.	4	0.01%		1	1	1
Daewoon Shell Tech Co., Ltd.	666	2.81%		33	33	33
Jinhung Packaging Co.,Ltd	4,329	3.02%		9	22	22
Donglim Eng Co., Ltd.	26	0.11%		3	3	3
SIP Co., Ltd.	274	0.55%		7	7	7
Clizen Co., Ltd.	615	0.34%		31	31	31
Daedong Millenium Co., Ltd.	159	0.42%		32	32	32
Daeji Product Co., Ltd.	15	0.05%		1	—	—
Cheong Hae Myeong Ga Co.,Ltd.	1,867	0.11%		5	5	5
Shinhan Sangi Co., Ltd.	29	0.20%		4	4	4
Jaein Circuit Co., Ltd.	498	1.12%		65	65	65
SSET Co., Ltd.	181	0.30%		18	18	18
Sewon PM Tech Co., Ltd.	963	1.11%		48	48	48
Dawon Yuhwa Co., Ltd.	506	1.94%		25	25	25
Ogokbaekkwa Co., Ltd.	101	0.12%		1	1	1

	2019
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Shinwonn Toptech Co., Ltd.	834	0.51%	￦	83	83	83
KMLC Co., Ltd.	281	0.14%		22	22	22
Seinfood Co., Ltd.	13	0.17%		7	7	7
TaeSung Eco-Tech. Co., Ltd.	1,368	4.55%		34	34	34
Kukex Inc.	639	0.05%		3	3	3
Youngshin Plu Co., Ltd.	104	0.12%		5	5	5
Chang won Engineering Co., Ltd.	22	0.00%		4	4	4
Samsung Silup Co., Ltd.	47	0.19%		5	5	5
Samwon Bio Tech Co., Ltd.	390	0.25%		6	6	6
Izu Korea Co., Ltd.	48	0.00%		2	2	2
Dongdo CNP Co., Ltd.	234	0.36%		6	6	6
Hando Precision Co.,Ltd	38	0.26%		4	4	4
Dae Bang Industry Co.,Ltd.	115	0.13%		6	6	6
S.I.T. Co.,Ltd	2,213	0.44%		22	22	22
Taejin Hiech Co., Ltd.	78	0.26%		3	3	3
Headone Co.,Ltd.	69	0.12%		7	7	7
Enaindustry Co., Ltd.	201	0.09%		141	141	141
TCT Co., Ltd.	3,277	0.55%		82	82	82
E-Won Solutech Co., Ltd.	158	0.16%		40	40	40
MJT Co., Ltd.	1,013	0.20%		51	51	51
KPL Circuit Co., Ltd.	283	0.08%		14	14	14
Road Solar Co., Ltd.	12	0.00%		—	—	—
Sung Ae Co., Ltd.	190	0.80%		10	10	10
Han Mi Flexible Co.,Ltd.	143	0.20%		43	43	43
Samhwa Casting Co., Ltd.	200	0.00%		100	100	100
Millennium PNT Co., Ltd.	227	0.37%		6	6	6
GN Chem Co., Ltd.	40	0.07%		1	1	1
GW Industry Co., Ltd.	505	0.07%		51	51	51
TM Construction Co., Ltd	4	0.00%		—	—	—
Dae Myung Co., Ltd	114	0.08%		3	3	3
Nanomicart Co., Ltd.	176	1.06%		35	35	35
Young San Heavy Industries Co., Ltd.	74	0.11%		7	7	7
Samchungwon Co., Ltd.	15	0.24%		2	2	2
Wooyang Frozen Foods Co., Ltd.	66	0.82%		27	27	27
Nanomic Co., Ltd.	94	0.63%		38	38	38
Dong Hwan Co., Ltd.	25	0.02%		1	1	1

				266,717	177,968	177,968

			￦	626,056	379,170	379,170

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)

The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss for the year ended December 31, 2019.

	2020
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	91,356	91,356
Ssangyong Motor Co., Ltd.	38,568	0.03%		428	107	107
SM Korea Line Corp.	180	0.00%		1	1	1
Namkwang Engineering & Construction Co., Ltd.	121	0.00%		15	1	1
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
Elcomtec Co., Ltd.	32,875	0.04%		217	49	49
Pan Ocean Co., Ltd.	1,492	0.00%		14	7	7
Dongbu Corp.	955	0.02%		12	13	13
KSP Co., Ltd.	22,539	0.08%		53	34	34
STX Heavy Industries Co., Ltd.	7,419	0.12%		107	29	29
Codes Combine Co., Ltd.	291	0.00%		1	1	1
PT Adaro Energy Tbk.	480,000,000	1.50%		65,028	53,127	53,127
Energy Fuels Inc.	1,711,814	1.31%		16,819	7,888	7,888
Bunji Corporation Limited	99,763	0.07%		18,445	—	—
Denison Mines Corp.	58,284,000	9.76%		84,134	41,776	41,776
Fission 3.0	75,000	0.05%		—	6	6
Fission Uranium Corp.	800,000	0.16%		785	266	266
SangSangin Industry Co., Ltd.(formerly, DMC Co., Ltd.)	5,831	0.02%		38	4	4
Vitzosys Co., Ltd.	399	0.00%		2	2	2
EMnI Co., Ltd.	1,257	0.00%		25	2	2

				359,327	194,669	194,669

Unlisted(*1)
Intellectual Discovery Co., Ltd.	1,000,000	6.00%	￦	5,000	954	954
Hwan Young Steel Co., Ltd.	10,916	0.14%		1,092	97	97
Sambo Auto Co., Ltd.	15,066	0.02%		38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3
Miju Steel Mfg. Co., Ltd.	1,097	0.23%		50	50	50
Sungwon Co., Ltd.	117	0.07%		15	15	15
KC Development Co., Ltd.	839	0.02%		6	6	6
Imhwa Corp.	329	0.11%		5	5	5
Dalim Special Vehicle Co., Ltd.	58	0.08%		10	10	10
ASA Jeonju Co., Ltd.	34,846	1.34%		697	69	69
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—

	2020
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Sungkwang Timber Co., Ltd.	3	0.08%	￦	5	5	5
HJ Steel Co., Ltd.	218	0.07%		2	2	2
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	35
Pyungsan SI Co., Ltd.	434	0.01%		9	9	9
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8
AJS Co., Ltd.	12,906	0.23%		32	32	32
MSE Co., Ltd.	429	0.13%		9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Youngjin Hi-Tech Co., Ltd.	2,512	0.25%		126	21	21
Buyoung Co., Ltd.	270	0.00%		3	3	3
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Dongyang Telecom Co., Ltd.	1,760	0.01%		11	1	1
Jongwon Remicon Co., Ltd.	31	0.18%		13	13	13
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	27	27
Seungri Enterprise Co., Ltd.	93	0.05%		3	3	3
Shin-E P&C Co., Ltd.	1,569	0.64%		111	3	3
Ejung Ad Co., Ltd.	132	0.09%		3	3	3
Solvus Co., Ltd.	1,056	0.04%		3	3	3
Myung Co., Ltd.	89	0.05%		2	2	2
Shinil Engineering Co., Ltd.	887	0.06%		3	3	3
Biwang Industry Co., Ltd	406	0.04%		2	2	2
Young Sung Co., Ltd.	89	0.40%		26	26	26
Yuil Industrial Electronics Co., Ltd.	804	0.32%		15	15	15
Woojin Industry Corporation	3	0.00%		16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%		7	7	7
Futech Mold Co., Ltd.	274	0.27%		14	14	14
Woojoo Environment Ind. Co., Ltd.	101	0.11%		13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%		22	22	22
Kolmar Pharma Co., Ltd.	1,426	0.01%		52	3	3
Morado Co., Ltd.	209	0.04%		2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%		2	2	2
Kwang Sung Co., Ltd.	610	0.53%		31	31	31
Seen Business and Technology co., Ltd.	29,424	0.73%		148	7	7
Woobang Construction Co., Ltd.	8	0.00%		8	8	8
Shin Pyung Co., Ltd.	6	0.03%		3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%		27	2	2
Najin Steel Co., Ltd.	37	0.06%		5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%		5	5	5
Elephant & Friends Co., Ltd.	563	0.61%		3	3	3

	2020
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Mireco Co., Ltd.	109	0.25%	￦	11	11	11
L&K Industry Co., Ltd.	1,615	0.60%		24	24	24
JO Tech Co., Ltd.	1,263	0.62%		25	25	25
Kendae Printing Co., Ltd.	422	0.60%		21	21	21
Dauning Co., Ltd.	231	0.41%		6	6	6
Korea Trecision Co., Ltd.	22	0.45%		5	5	5
Ace Track Co., Ltd.	3,130	1.08%		219	59	59
Dung Hwan Co., Ltd.	556	0.02%		6	6	6
Hurim Biocell Co., Ltd.	1,021	0.00%		5	5	5
Smart Power Co., Ltd.	133,333	4.14%		200	200	200
Sunjin Power Tech Co., Ltd.	4,941	0.92%		247	32	32
Beer Yeast Korea Inc.	1,388	0.43%		7	7	7
B CON Co., Ltd.	96	1.16%		6	6	6
Ace Integration Co., Ltd	105	0.09%		24	24	24
AceInti Agricultural Co., Ltd.	16	0.02%		5	5	5
KyungDong Co., Ltd.	130	0.01%		1	1	1
ChunWon Development Co., Ltd.	193	0.19%		39	39	39
SungLim Industrial Co., Ltd.	29	0.03%		1	1	1
Korea Minerals Co., Ltd.	191	0.05%		134	1	1
HyoDong Development Co., Ltd.	128	0.16%		25	25	25
Haspe Tech Co., Ltd.	652	0.55%		20	20	20
JoHyun Co., Ltd.	350	1.56%		18	18	18
KC Co., Ltd.	5,107	0.17%		26	26	26
SeongJi Industrial Co., Ltd.	41	0.05%		1	1	1
Dong Yang Metal Co., Ltd.	2,951	1.97%		161	147	147
Seyang Precision Ind.Co., Ltd.	829	0.23%		41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%		1	1	1
ShinShin Co., Ltd	339	1.12%		17	17	17
Sung Kwang Co., Ltd.	23	0.37%		6	6	6
Shinheung petrol. Co., Ltd.	699	0.14%		35	35	35
Force Tec Co., Ltd.	3,501	0.02%		18	18	18
Samsung Tech Co., Ltd.	486	1.28%		97	36	36
Tae Hyung Co., Ltd.	28	0.43%		20	20	20
Younil Metal Co., Ltd.	41	0.21%		21	21	21
Hankook Precision Ind Co., Ltd.	110	0.06%		3	3	3
CJ Paradise Co.,Ltd	24	0.02%		12	12	12
Han Young Technology Company Co.,Ltd.	35	0.00%		—	—	—
STX Offshore & Shipbuilding Co., Ltd.	8,622	0.25%		1,078	1,078	1,078
Ptotronics Co., Ltd.	843	0.42%		84	6	6
NFT Co., Ltd.	136	0.40%		8	8	8
Hyundaitech Co.,Ltd.	1,363	0.87%		27	27	27
Dasan Material Co., Ltd.	29	0.04%		22	22	22
Fish World Co.,Ltd.	47	0.21%		2	2	2

	2020
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
SG Shinsung Engineering and Construction Co., Ltd.	10	0.00%	￦	6	6	6
Samdo Industry Electric Co.,Ltd.	48	0.02%		1	1	1
Taejung Industries Co.,Ltd.	9,268	0.30%		5	5	5
Shinsei Trading Co., Ltd.	64	0.72%		6	6	6
Dynamic Co., Ltd.	111	0.19%		3	3	3
Green Alchemy Co.,Ltd.	38,202	1.48%		191	17	17
Youone TBM Engineering & Construction Co., Ltd.	615	0.27%		31	31	31
KM Leatech Co., Ltd.	1,648	0.98%		8	8	8
Semist Co.,Ltd.	555	0.80%		3	3	3
Sewon Bus Co.,Ltd	12	0.00%		—	—	—
Enertec Co., Ltd.	7,937	0.19%		44	44	44
Sangji Co., Ltd.	20	0.26%		4	4	4
Bellie Doughnuts Co., Ltd.	169	0.19%		10	10	10
AIRTECH Information communication Co., Ltd	2,379	0.60%		12	12	12
Shin kwang Industrial Co., Ltd.	884	0.35%		55	55	55
Kiscom Co., Ltd.	1,493	0.04%		1	1	1
Wonil laser Co., Ltd	157	0.37%		16	16	16
Pyung Hwa Industrial Co.,Ltd.	3,388	3.00%		85	85	85
PT. Kedap Saayq	671	10.00%		18,540	—	—
Set Holding(*2)	1,100,220	2.50%		229,255	143,765	143,765
PT. Cirebon Energi Prasarana	22,420	10.00%		2,612	2,440	2,440
Choheung packing Co.,Ltd.	61	0.13%		12	12	12
Jaewoo Co., Ltd.	359	0.24%		11	11	11
Wooyang HC Co., Ltd	1,375	0.01%		159	159	159
Sungsan Parts Co., Ltd.	629	0.80%		63	63	63
TheYeonriji Co., Ltd.	116	0.10%		6	6	6
Flusys Co., Ltd.	9	0.08%		2	2	2
DongSeo Electronics Co., Ltd.	347	0.07%		17	17	17
Daewoo Display Co., Ltd.	177	0.03%		5	5	5
Yeong-gwang Remicon Co., Ltd.	15	0.12%		2	2	2
NTS Co., Ltd.	143	0.22%		36	36	36
AID Co., Ltd.	1,212	0.57%		36	36	36
Changwon Eco-friendly farming Corp.	3	0.01%		—	—	—
Kumo Hitech Co., Ltd.	6,697	0.53%		100	100	100
Kyung Pyo Industry Co., Ltd.	186	0.76%		19	19	19
Daedong Industry Co., Ltd.	617	0.55%		46	46	46
Doosung Heavy Industries Co., Ltd.	53	0.06%		5	5	5
Samjoo Hightech Co., Ltd.	522	0.08%		3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%		51	51	51
SG Corp.	213	0.54%		21	21	21
Shinseung Chemical Industy Co., Ltd.	5	0.01%		60	60	60

	2020
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
KJ Alloy Co., Ltd.	368	0.20%	￦	7	7	7
SM Hi-tech Co., Ltd.	22	0.39%		22	22	22
Keum Mun Industry Co., Ltd.	1,320	0.97%		330	56	56
Puruen Environment Co., Ltd.	967	1.34%		19	19	19
Miretech Co., Ltd.	9,111	0.27%		18	18	18
SIE Co., Ltd.	12	0.02%		1	1	1
Sejin Hightech Co., Ltd.	17,980	0.16%		18	18	18
Eun Sung Enterprise Co., Ltd.	1,131	0.72%		17	17	17
Dongdo Basalt Industry Co., Ltd.	182	1.50%		73	73	73
Shinyoung Textiles Co., Ltd.	523	1.01%		52	23	23
Ilwoo Steel Co., Ltd.	41	0.28%		17	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%		81	81	81
Wongwang Door Corp.	575	1.00%		29	29	29
Seobu Highway Solar Co., Ltd.	19,460	2.86%		195	195	195
Dongbu Highway Solar Co., Ltd.	19,020	4.99%		190	190	190
Mansu Co.,Ltd.	344	0.25%		15	15	15
Eanskorea Co., Ltd.	39	0.05%		2	2	2
Youngdongseafood Co., Ltd.	165	0.33%		8	8	8
Hyunwoo Winstar Co., Ltd.	1	0.00%		—	—	—
Sehwa Diecasting Co., Ltd.	299	1.66%		44	44	44
Sungchang Tech Co., Ltd.	159	0.31%		10	10	10
Yuchang Industry Co., Ltd.	90	0.11%		5	5	5
Jeongpum Co., Ltd.	322	0.35%		16	16	16
Korea Steel Power Co., Ltd.	2,761	1.88%		55	55	55
Amanex Co., Ltd.	10	0.02%		9	9	9
Dae-A Leisure Co., Ltd.	23	0.00%		4	4	4
Caffe Bene Co.,Ltd.	1,908	0.03%		2	2	2
Daechang HRSG Co.,Ltd.	618	0.12%		62	62	62
Shinjin International Corp.	4	0.01%		1	1	1
Daewoon Shell Tech Co., Ltd.	666	2.81%		33	33	33
Jinhung Packaging Co.,Ltd	4,329	3.02%		22	22	22
Donglim Eng Co., Ltd.	26	0.11%		3	3	3
SIP Co., Ltd.	274	0.55%		7	7	7
Clizen Co., Ltd.	615	0.34%		31	31	31
Daedong Millenium Co., Ltd.	159	0.42%		32	32	32
Daeji Product Co., Ltd.	15	0.05%		1	—	—
Cheong Hae Myeong Ga Co.,Ltd.	1,867	0.11%		5	5	5
Jaein Circuit Co., Ltd.	498	1.12%		65	65	65
SSET Co., Ltd.	181	0.30%		18	18	18
Sewon PM Tech Co., Ltd.	963	1.11%		48	48	48
Dawon Yuhwa Co., Ltd.	506	1.94%		25	25	25
Ogokbaekkwa Co., Ltd.	101	0.12%		1	1	1
Shinwoo Toptech Co., Ltd.	834	0.51%		83	83	83

	2020
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
KMLC Co., Ltd.	281	0.14%	￦	22	22	22
Seinfood Co., Ltd.	13	0.17%		7	7	7
TaeSung Eco-Tech. Co., Ltd.	1,368	4.55%		34	34	34
Kukex Inc.	639	0.05%		3	3	3
Youngshin Plus Co., Ltd.	104	0.12%		5	5	5
Chang won Engineering Co., Ltd.	22	0.00%		4	4	4
Samsung Silup Co., Ltd.	47	0.19%		5	5	5
Samwon Bio Tech Co., Ltd.	390	0.25%		6	6	6
Izu Korea Co., Ltd.	48	0.00%		2	2	2
Dongdo CNP Co., Ltd.	234	0.36%		6	6	6
Dae Bang Industry Co.,Ltd.	115	0.13%		6	6	6
S.I.T. Co.,Ltd	2,213	0.44%		22	22	22
Taejin Hiech Co., Ltd.	78	0.26%		3	3	3
Headone Co.,Ltd.	69	0.12%		7	7	7
Enaindustry Co., Ltd.	201	0.28%		141	141	141
TCT Co., Ltd.	3,277	0.55%		82	82	82
E-Won Solutech Co., Ltd.	158	0.16%		40	40	40
MJT Co., Ltd.	1,013	0.20%		51	51	51
KPL Circuit Co., Ltd.	283	0.08%		14	14	14
Road Solar Co., Ltd.	12	0.00%		—	—	—
Sung Ae Co., Ltd.	190	0.80%		10	10	10
Han Mi Flexible Co.,Ltd.	143	0.20%		43	43	43
Samhwa Casting Co., Ltd.	200	0.04%		100	100	100
Millennium PNT Co., Ltd.	227	0.37%		6	6	6
GN Chem Co., Ltd.	40	0.07%		1	1	1
GW Industry Co., Ltd.	505	0.07%		51	51	51
TM Construction Co., Ltd.	4	0.00%		—	—	—
Dae Myung Co., Ltd.	114	0.08%		3	3	3
Nanomicart Co., Ltd.	176	1.06%		35	35	35
Young San Heavy Industries Co., Ltd.	74	0.11%		7	7	7
Samchungwon Co., Ltd.	15	0.24%		2	2	2
Wooyang Frozen Foods Co., Ltd.	66	0.82%		27	27	27
Nanomic Co., Ltd.	94	0.63%		38	38	38
Samsung Nonferrous Metal Co., Ltd.	89	0.26%		9	9	9
Daewha Fuel Pump Ind., Ltd.	83	0.05%		10	10	10
HIC Co., Ltd.	7,408	0.71%		111	111	111
Addies Direct Co., Ltd.	1	0.00%		—	—	—
WorldCnM Inc.	131	1.09%		10	10	10
Superone Co., Ltd.	1,585	1.45%		8	8	8
Deok-u Co., Ltd.	1,626	1.92%		195	195	195
Buyoung Panji Co., Ltd.	478	0.44%		12	12	12
International Paint Korea Co., Ltd.	111	0.48%		11	11	11
EI Lighting Co., Ltd.	358	0.36%		18	18	18

	2020
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Hightech Mnp Co., Ltd.	123	0.35%	￦	6	6	6
Dongjin Foundry Industry Co., Ltd.	966	4.10%		193	193	193
Yooseung Co., Ltd.	10	0.08%		1	1	1
Sungkwang Co., Ltd.	48	0.35%		2	2	2
Taeyang gasteel Co., Ltd.	8	0.02%		1	1	1
Ajin KSB Co., Ltd.	204	0.31%		18	18	18
Sewon Ceramic Co., Ltd.	530	1.01%		5	5	5
Choyang Tech Co., Ltd.	465	1.01%		23	23	23
TK Co., Ltd.	307	0.70%		15	15	15
Sungdo Co., Ltd.	130	1.10%		52	52	52
KSM Tech Co., Ltd.	25	0.11%		1	1	1
Arari Co., Ltd.	14	0.05%		1	1	1
Potech Co., Ltd.	39	0.13%		14	14	14
C&S Corporation Co., Ltd.	1,304	0.01%		13	13	13
Sungshin Parts Co., Ltd.	345	0.40%		14	14	14
Global The One of Korea Co., Ltd.	62	0.06%		3	3	3
Steellife Co., Ltd.	85	0.06%		4	4	4
D&C Castech Co., Ltd.	330	1.89%		25	25	25
Geumhan Co., Ltd.	498	0.24%		7	7	7
Mokgan Co., Ltd.	5	0.02%		1	1	1
Wenex Co., Ltd.	373	0.53%		19	19	19
Sulim Co., Ltd.	30	0.20%		6	6	6
Shinkwang Engineering	24	0.36%		2	2	2
Ek Cookware Co., Ltd.	60	0.04%		1	1	1
KTTW Co., Ltd.	28	0.05%		2	2	2
Avajar Co., Ltd.	1,061	0.01%		1	1	1
Koomin Precisions Co., Ltd.	124	0.26%		12	12	12
Woosung I.B. Co.,Ltd	7,071	0.07%		14	14	14
CAP Korea Co., Ltd.	16	0.30%		3	3	3
MSM Co., Ltd.	25	0.08%		—	—	—
Ddpopstyle Co., Ltd.	22	0.14%		1	1	1
Finemetal Co., Ltd.	49	0.08%		1	1	1
Sungkyeong Co., Ltd.	52	0.24%		2	2	2
RMK Co., Ltd.	63	0.90%		22	22	22
Tpp Co., Ltd.	36,645	11.72%		1,832	1,832	1,832
Kuklim Plastic New Technology Co., Ltd.	393	0.29%		8	8	8
Dukeong Metal Heat Treatment Co., Ltd.	843	3.61%		84	84	84
Newko Co., Ltd.	331	0.06%		10	10	10
KMC&R Co., Ltd.	16	0.11%		1	1	1
Dongsung Mulsan Co., Ltd.	137	0.34%		14	14	14
Pizzakorea Co., Ltd.	42	0.18%		9	9	9
Geumdani Co., Ltd.	2,377	1.82%		36	36	36
Mezzanine I-pack Co., Ltd.	38	0.02%		1	1	1

	2020
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Newclean Livestock Co., Ltd.	86	0.17%	￦	4	4	4
Ltop Co., Ltd.	36	0.06%		7	7	7
Simile Aluminium Co., Ltd.	428	0.31%		9	9	9
GT Tooling Co., Ltd.	604	0.17%		6	6	6
Panax Korea Co., Ltd.	58	0.14%		9	9	9
Team Korea Co., Ltd.	4,782	0.37%		24	24	24
Donghwa TCA Co., Ltd.	1,012	0.30%		25	25	25
Hankook Piaget Co., Ltd.	4	0.01%		1	1	1
Coco Food Co., Ltd.	648	1.24%		33	33	33
Woori Industry Co., Ltd.	102	1.05%		21	21	21
Para Belleza Co., Ltd	1,211	1.74%		74	74	74
Dongsung Co., Ltd.	1,983	1.63%		198	198	198
Ssangyong Youngweol Plant Service&Engineering Co., Ltd.	83	0.07%		4	4	4
SH Co., Ltd.	31	0.20%		6	6	6
Namsunnam Co., Ltd.	1,275	0.19%		6	6	6
Daeyoung Co., Ltd.	75	0.01%		8	8	8
Chandown Food Co., Ltd.	46	0.14%		9	9	9
Getron Co., Ltd.	7,259	0.20%		37	37	37
Jungmun Co., Ltd.	19	0.26%		2	2	2
Andong Trading Corporation Co., Ltd.	42	0.00%		2	2	2
JM Tech Co., Ltd.	403	0.67%		82	82	82
SGC Energy Co., Ltd.	580,000	5.00%		2,900	2,900	2,900
Ihsung CNI Co., Ltd.	13,526	18.22%		3,000	3,000	3,000
H Robotics Co., Ltd.	9,192	4.55%		1,000	1,000	1,000
Good Tcells Co., Ltd.	11,364	0.34%		500	500	500

				275,496	163,890	163,890

			￦	634,823	358,559	358,559

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)

The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss for the year ended December 31, 2020.